PROPERTY, PLANT AND EQUIPMENT (PP&E)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

9) PROPERTY, PLANT AND EQUIPMENT (PP&E)

Details of property, plant and equipment at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2018
Cost
Buildings	11,443	-	(1)	-	-	(514)	1,201	12,129
Plant and machinery	8,659	55	(59)	-	-	(468)	-	8,187
Furniture, tools and other tangible assets	329,058	15,154	(18,204)	952	6,978	(39,390)	-	294,548
PP&E under construction	19,008	12,542	(963)	(5,314)	(13,327)	10,474	-	22,420
Total cost	368,168	27,751	(19,227)	(4,362)	(6,349)	(29,898)	1,201	337,284
Accumulated depreciation
Buildings	(3,878)	(396)	-	-	-	316	(467)	(4,425)
Plant and machinery	(5,687)	(1,010)	-	-	-	365	-	(6,332)
Furniture, tools and other tangible assets	(206,408)	(35,160)	18,749	-	-	20,232	-	(202,587)
Total accumulated depreciation	(215,973)	(36,566)	18,749	-	-	20,913	(467)	(213,344)
Property, plant and equipment	152,195	(8,815)	(478)	(4,362)	(6,349)	(8,985)	734	123,940

	Thousands of U.S. dollars
	Balance at December 31, 2018	Reclassification to right-of-use assets	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2019
Cost
Buildings	12,129	-	236	(302)	-	-	(1,302)	651	11,412
Plant and machinery	8,187	-	95	(123)	(574)	-	(114)	-	7,471
Furniture, tools and other tangible assets	294,548	(24,427)	19,687	(10,801)	21,319	4,119	(3,227)	-	301,218
PP&E under construction	22,420	-	38,803	(163)	(20,929)	(16,742)	(8,510)	-	14,879
Total cost	337,284	(24,427)	58,821	(11,389)	(184)	(12,623)	(13,153)	651	334,980
Accumulated depreciation
Buildings	(4,425)	-	(107)	-	-	-	888	(361)	(4,005)
Plant and machinery	(6,332)	-	(741)	155	-	-	78	-	(6,840)
Furniture, tools and other tangible assets	(202,587)	18,629	(29,201)	866	184	-	4,867	-	(207,242)
Total accumulated depreciation	(213,344)	18,629	(30,049)	1,021	184	-	5,833	(361)	(218,087)
Property, plant and equipment	123,940	(5,798)	28,772	(10,368)	-	(12,623)	(7,320)	290	116,893

Additions for 2018 mainly represent the construction of a new site in Puerto Rico in the amount of $6,600 thousand of US dollars, the construction of new sites in Mexico (Azafran and Centro Histórico), remodeling of existing sites and equipment’s in the amount of $7,400 thousand of US dollars, and implementation of a new site, remodeling of existing ones and equipment’s in the amount in Atento Brasil in the amount of $5,600 thousand of US dollars

For 2019, the additions reflect mainly the new operations and remodeling in Atento Brasil in the amount of 32,415 thousand U.S. dollars. In Americas there are 5,907 thousand U.S. dollars due to Atento Mexico sites remodeling for attending new clients, 2,409 thousand U.S. dollars in software’s licenses and equipment’s for Atento Peru and 2,335 thousand U.S. dollars in sites remodeling and equipment’s for Atento Colombia.

No impairment was recognized on items of property, plant and equipment in 2018 and 2019.

All Atento Group companies have contracted insurance policies to cover potential risks to their items of PP&E. Management considers that coverage of these risks was sufficient at December 31, 2018 and 2019.